GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Balance as of January 1, 2018	475,732
Goodwill acquired in business combination	884
Impairment losses	—
Foreign exchange effect	15,353
Balance as of December 31, 2018	491,969
Goodwill acquired in business combination	169,668
Impairment losses	—
Foreign exchange effect	3,779
Balance as of December 31, 2019	665,416
Goodwill acquired in business combination	11,956
Impairment losses	—
Foreign exchange effect	(18,117)
Balance as of December 31, 2020	659,255
Balance as of December 31, 2020 (US$)	101,035